Intangible assets net	12 Months Ended
Dec. 31, 2025
ZHEJIANG TIANLAN [Member]
Intangible assets, net
10.	Intangible assets, net

	December 31,
	2025	2024
	RMB’000	RMB’000

Amortizable intangible assets

Gross carrying amount
Patents	4,150	4,150
Others	165	165

	4,315	4,315

Less: Accumulated amortization	(3,016)	(2,787)

Net carrying amount	1,299	1,528

	Year ended December 31,
	2025	2024	2023
	RMB’000	RMB’000	RMB’000

Amortization expense	229	235	246

 At December 31, 2025, the intangible assets pledged as security for the Company’s bank loans and third party’s loans amounted to approximately RMB113,000.

At December 31, 2025, estimated future intangible assets amortization expense for each of the next five years and thereafter was as follows:

Future amortization expense
RMB’000

2026	229
2027	229
2028	229
2029	229
2030	229
Thereafter	154

Total	1,299